SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - GREENHOUSE GAS (GHG) ALLOWANCES (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Regulatory Assets [Abstract]
Noncurrent	$ 3,414	$ 3,273
Greenhouse Gas Obligation [Member]
Regulatory LIabilities [Abstract]
Current	40	41
Noncurrent	171	91
Total liabilities	211	132
Greenhouse Gas Allowance [Member]
Regulatory Assets [Abstract]
Current	40	42
Noncurrent	295	201
Total assets	335	243
San Diego Gas and Electric Company [Member]
Regulatory Assets [Abstract]
Current	81	107
Noncurrent	998	977
San Diego Gas and Electric Company [Member] | Greenhouse Gas Obligation [Member]
Regulatory LIabilities [Abstract]
Current	16	17
Noncurrent	72	34
Total liabilities	88	51
San Diego Gas and Electric Company [Member] | Greenhouse Gas Allowance [Member]
Regulatory Assets [Abstract]
Current	16	17
Noncurrent	182	141
Total assets	198	158
Southern California Gas Company [Member]
Regulatory Assets [Abstract]
Current	8	7
Noncurrent	589	636
Southern California Gas Company [Member] | Greenhouse Gas Obligation [Member]
Regulatory LIabilities [Abstract]
Current	24	18
Noncurrent	96	41
Total liabilities	120	59
Southern California Gas Company [Member] | Greenhouse Gas Allowance [Member]
Regulatory Assets [Abstract]
Current	24	19
Noncurrent	109	43
Total assets	$ 133	$ 62